Income tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the period ended June 30, 2024 and 2025 are as follows:

	June 30, 2024	June 30, 2025
	S$’000	S$’000
Net income/(loss) before income taxes	$183	$(248)
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	31	(42)
Tax effect on non-deductible expenses	7	-
Tax effect on non-taxable income	(9)	-
Corporate tax exemption	(17)	5
Corporate tax rebate	(12)	-
Unrecognized deferred tax asset	-	37
Total tax provision	$-	$-

*	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Income before income taxes	799	1,235	171
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	136	210	29
Tax effect on non-deductible expenses	15	7	10
Tax effect on non-taxable income	(8)	(9)	-
Corporate tax exemption	(17)	(17)	(22)
Deferred tax assets not recognized	10	-	-
Effect of lower tax rates in foreign jurisdictions	-	-	23
Over adjustment to tax in respect of prior year	-	-	(5)
Corporate tax rebate	-	(40)	(16)
Utilization of prior year tax losses	-	(34)	(20)
Income tax expense	136	117	(1)

Schedule of Income Tax Expense

The provision for income taxes consisted of the following:

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Current year income tax expense	136	117	4
Over-provision in prior year	-	-	(5)
Income tax expense	136	117	(1)